UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-178057
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 10	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 66	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 2, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on September 2, 2014 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 2, 2014
to the following prospectus(es):
Waddell & Reed Advisors Select Preferred Annuity 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Enhanced Surrender Value for Terminal Illness
1. The first sentence of the last paragraph of the Full Surrenders sub-section under Surrender/Withdrawal Prior to Annuitization is replaced with the following:
Except for a surrender made in accordance with Enhanced Surrender Value for Terminal Illness, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract.
2. The following sub-section is added to Surrender/Withdrawal Prior to Annuitization:
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Dollar Cost Averaging for Living Benefits
1. The "Nationwide Lifetime Income Capture Investment Requirements" subsection in the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
2. The first sentence of the first paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."
3. The last sentence of the second paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:

Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Nationwide Lifetime Income Capture Option
1. Effective __________, 2014, or the date of state approval (whichever is later), the "Roll-up Interest Rate" subsection of the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
The Roll-up Interest Rate for the first Option Year is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Roll-up Interest Rate for Option Years two through fifteen will be calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
The Variable Rate for the first Option Year will be the Variable Rate that when added to its corresponding Defined Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For the first Option Year, if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or if the Contract's Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
2

Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
The Defined Rate for the first Option Year will be the Defined Rate that when added to its corresponding Variable Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is determined by using the greater of the Defined Rate in effect on the Application Date or the Defined Rate in effect on the Option Issue Date. If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
3

Incorporation by Reference
The prospectus, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-178057, is hereby incorporated by reference and made a part of this registration statement.

Waddell & Reed Advisors Select Preferred AnnuitySM 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Waddell & Reed by writing to the Service Center at P.O. Box 182021, Columbus, Ohio 43213-2021, or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-12 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	23.527557	29.057857	23.51%	16,979
2012	20.002457	23.527557	17.62%	3,473
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	15.166487	18.516780	22.09%	4,226
2012	13.751574	15.166487	10.29%	347
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	13.185057	12.741631	-3.36%	14,683
2012	12.629178	13.185057	4.40%	9,490
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.586714	21.857115	31.77%	11,463
2012	14.169774	16.586714	17.06%	6,551
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.986410	17.892653	27.93%	3,435
2012	12.521128	13.986410	11.70%	212
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.987757	13.855228	26.10%	929
2012	10.981767	10.987757	0.05%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.351532	10.395182	0.42%	4,204
2012	9.856361	10.351532	5.02%	1,903
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.632368	13.440861	6.40%	13,185
2012	12.562453	12.632368	0.56%	863
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.746121	18.514038	34.69%	17,091
2012	12.353242	13.746121	11.28%	2,779
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.702732	20.397766	9.06%	23,723
2012	15.972247	18.702732	17.10%	3,141
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	14.252322	17.571591	23.29%	15,471
2012	12.742283	14.252322	11.85%	1,570

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	15.297916	18.002088	17.68%	2,909
2012	13.129657	15.297916	16.51%	859
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.331195	10.142048	-1.83%	2,435
2012	10.126160	10.331195	2.02%	1,357
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.515368	22.533678	55.24%	15,921
2012	13.149794	14.515368	10.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.572163	22.536144	28.25%	5,662
2012	15.678162	17.572163	12.08%	2,376
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.346173	10.213722	-1.28%	415
2012	10.480721	10.346173	-1.28%	12,596
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.954759	13.745758	25.48%	18,917
2012	9.893843	10.954759	10.72%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	11.128973	12.604041	13.25%	419,465
2012	10.543165	11.128973	5.56%	87,540
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.715023	7.15%	919,361
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.937228	13.044073	19.26%	2,424,029
2012	10.117339	10.937228	8.10%	1,382,896
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.796484	7.96%	4,780
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	11.189361	13.674026	22.21%	13,900
2012	10.230615	11.189361	9.37%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.589534	5.90%	322,236
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.205680	13.018480	16.18%	1,181,692
2012	10.472762	11.205680	7.00%	376,093

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.944182	16.912915	-0.18%	4,871
2012	14.583961	16.944182	16.18%	271
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.652033	30.333859	54.35%	19,051
2012	15.576452	19.652033	26.17%	1,684
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.857443	18.192984	41.50%	3,037
2012	12.387438	12.857443	3.79%	924
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	14.157224	18.658353	31.79%	1,272
2012	12.091144	14.157224	17.09%	798
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	13.245347	17.692866	33.58%	3,119
2012	11.288787	13.245347	17.33%	769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.494259	11.924185	25.59%	0
2012	8.299681	9.494259	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.445256	15.051921	11.95%	210,596
2012	12.453829	13.445256	7.96%	72,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.200039	11.588556	3.47%	123,774
2012	10.789486	11.200039	3.81%	3,198
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.660597	6.61%	79,624
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.749073	7.49%	292,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.550443	12.144768	15.11%	16,336
2012	9.646722	10.550443	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	10.003762	12.083239	20.79%	0
2012	8.909817	10.003762	12.28%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	11.030580	12.029802	9.06%	127,185
2012	10.344518	11.030580	6.63%	6,284

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	23.422542	28.913505	23.44%	2,175
2012	19.923292	23.422542	17.56%	478
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	15.098744	18.424750	22.03%	432
2012	13.697112	15.098744	10.23%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	13.126160	12.678288	-3.41%	687
2012	12.579154	13.126160	4.35%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.512666	21.748530	31.71%	1,347
2012	14.113674	16.512666	17.00%	258
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.923955	17.803740	27.86%	1,130
2012	12.471539	13.923955	11.65%	445
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.950671	13.801481	26.03%	548
2012	10.950257	10.950671	0.00%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.342796	10.381136	0.37%	763
2012	9.853047	10.342796	4.97%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.583906	13.382514	6.35%	0
2012	12.520623	12.583906	0.51%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.684755	18.422045	34.62%	534
2012	12.304342	13.684755	11.22%	526
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.619225	20.296403	9.01%	702
2012	15.909003	18.619225	17.04%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	14.188690	17.484282	23.23%	103
2012	12.691839	14.188690	11.79%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	15.229593	17.912615	17.62%	191
2012	13.077651	15.229593	16.46%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.322486	10.128362	-1.88%	0
2012	10.122762	10.322486	1.97%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.450535	22.421670	55.16%	164
2012	13.097715	14.450535	10.33%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.504752	22.438337	28.18%	475
2012	15.625954	17.504752	12.02%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.299107	10.162101	-1.33%	0
2012	10.438344	10.299107	-1.33%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.927935	13.705144	25.41%	5,195
2012	9.874635	10.927935	10.67%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	11.101706	12.566804	13.20%	19,011
2012	10.522677	11.101706	5.50%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.712931	7.13%	89,833
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.910468	13.005562	19.20%	241,693
2012	10.097707	10.910468	8.05%	106,126
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.794372	7.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	11.161948	13.633621	22.14%	17,918
2012	10.210737	11.161948	9.32%	17,918
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.587461	5.87%	19,909
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.178249	12.980043	16.12%	162,828
2012	10.452432	11.178249	6.94%	7,111
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.872012	16.832345	-0.24%	442
2012	14.529223	16.872012	16.12%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.564276	30.183141	54.28%	979
2012	15.514774	19.564276	26.10%	517
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.800001	18.102554	41.43%	508
2012	12.338361	12.800001	3.74%	321
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	14.093984	18.565597	31.73%	429
2012	12.043252	14.093984	17.03%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	13.186182	17.604931	33.51%	0
2012	11.244061	13.186182	17.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.467040	11.883977	25.53%	0
2012	8.280089	9.467040	14.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.420290	15.016353	11.89%	29,500
2012	12.437013	13.420290	7.91%	12,126
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.167896	11.549450	3.42%	5,993
2012	10.763994	11.167896	3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.656981	6.57%	14,215
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.745433	7.45%	76,642
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.520162	12.103784	15.05%	0
2012	9.623931	10.520162	9.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.975037	12.042451	20.73%	0
2012	8.888750	9.975037	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.998914	11.989189	9.00%	30,111
2012	10.320064	10.998914	6.58%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	23.317854	28.769706	23.38%	0
2012	19.844318	23.317854	17.50%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	15.031294	18.333146	21.97%	0
2012	13.642855	15.031294	10.18%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	13.067552	12.615279	-3.46%	0
2012	12.529343	13.067552	4.30%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.438892	21.640390	31.64%	0
2012	14.057762	16.438892	16.94%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.861733	17.715198	27.80%	0
2012	12.422117	13.861733	11.59%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.913655	13.747846	25.97%	0
2012	10.918797	10.913655	-0.05%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.334073	10.367130	0.32%	0
2012	9.849740	10.334073	4.92%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.535592	13.324367	6.29%	0
2012	12.478898	12.535592	0.45%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.623583	18.330421	34.55%	0
2012	12.255566	13.623583	11.16%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.536068	20.195516	8.95%	0
2012	15.846009	18.536068	16.98%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	14.125283	17.397337	23.16%	0
2012	12.641535	14.125283	11.74%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	15.161535	17.823535	17.56%	0
2012	13.025824	15.161535	16.40%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.313766	10.114675	-1.93%	0
2012	10.119360	10.313766	1.92%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.385983	22.310223	55.08%	0
2012	13.045821	14.385983	10.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.437595	22.340925	28.12%	0
2012	15.573917	17.437595	11.97%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.252220	10.110714	-1.38%	0
2012	10.396105	10.252220	-1.38%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.901188	13.664683	25.35%	0
2012	9.855471	10.901188	10.61%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	11.074540	12.529701	13.14%	10,516
2012	10.502260	11.074540	5.45%	9,764
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.710833	7.11%	103,377
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.883752	12.967147	19.14%	52,985
2012	10.078101	10.883752	7.99%	26,062
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.792265	7.92%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	11.134620	13.593356	22.08%	0
2012	10.190924	11.134620	9.26%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.585386	5.85%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.150865	12.941673	16.06%	66,889
2012	10.432129	11.150865	6.89%	15,767
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.800233	16.752237	-0.29%	0
2012	14.474764	16.800233	16.07%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.476867	30.033078	54.20%	0
2012	15.453305	19.476867	26.04%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.742790	18.012516	41.35%	0
2012	12.289453	12.742790	3.69%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	14.031015	18.473298	31.66%	0
2012	11.995535	14.031015	16.97%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	13.127247	17.517362	33.44%	0
2012	11.199499	13.127247	17.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.439861	11.843863	25.47%	1,435
2012	8.260516	9.439861	14.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.395360	14.980860	11.84%	2,424
2012	12.420224	13.395360	7.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.135853	11.510473	3.36%	0
2012	10.738568	11.135853	3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.741803	7.42%	89,249
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.489983	12.062942	14.99%	0
2012	9.601196	10.489983	9.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.946428	12.001828	20.66%	0
2012	8.867759	9.946428	12.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.967378	11.948756	8.95%	0
2012	10.295704	10.967378	6.52%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	23.213678	28.626659	23.32%	55,242
2012	19.765712	23.213678	17.44%	4,839
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.964110	18.241954	21.90%	42,552
2012	13.588783	14.964110	10.12%	7,167
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	13.009148	12.552525	-3.51%	23,960
2012	12.479705	13.009148	4.24%	2,281
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.365389	21.532707	31.57%	66,779
2012	14.002024	16.365389	16.88%	3,526
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.799741	17.627038	27.73%	11,114
2012	12.372862	13.799741	11.53%	5,616
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.876792	13.694481	25.91%	7,272
2012	10.887452	10.876792	-0.10%	709
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.325349	10.353117	0.27%	60,596
2012	9.846420	10.325349	4.86%	5,838
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.487431	13.266454	6.24%	15,224
2012	12.437288	12.487431	0.40%	2,154
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.562707	18.239259	34.48%	52,823
2012	12.207000	13.562707	11.11%	5,331
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.453221	20.095075	8.90%	55,990
2012	15.783198	18.453221	16.92%	2,787
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	14.062116	17.310756	23.10%	17,111
2012	12.591407	14.062116	11.68%	4,851
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	15.093792	17.734911	17.50%	12,157
2012	12.974216	15.093792	16.34%	2,566

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.305056	10.101008	-1.98%	23,316
2012	10.115957	10.305056	1.87%	3,112
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.321613	22.199143	55.00%	14,924
2012	12.994061	14.321613	10.22%	1,666
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.370636	22.243862	28.05%	10,329
2012	15.522004	17.370636	11.91%	1,702
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.205538	10.059568	-1.43%	140
2012	10.354028	10.205538	-1.43%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.874464	13.624275	25.29%	21,930
2012	9.836313	10.874464	10.55%	618
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	11.047406	12.492657	13.08%	20,412
2012	10.481855	11.047406	5.40%	9,710
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.708732	7.09%	191,825
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.857079	12.928824	19.08%	644,256
2012	10.058519	10.857079	7.94%	244,659
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.790149	7.90%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	11.107335	13.553172	22.02%	64,280
2012	10.171115	11.107335	9.20%	14,841
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.583317	5.83%	20,933
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.123547	12.903431	16.00%	199,110
2012	10.411866	11.123547	6.84%	38,299
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.728664	16.672403	-0.34%	17,091
2012	14.420424	16.728664	16.01%	3,407

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.389836	29.883728	54.12%	36,325
2012	15.392064	19.389836	25.97%	4,589
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.685802	17.922879	41.28%	36,703
2012	12.240720	12.685802	3.64%	1,362
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.968239	18.381327	31.59%	5,406
2012	11.947943	13.968239	16.91%	556
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	13.068579	17.430242	33.38%	44,139
2012	11.155112	13.068579	17.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.412764	11.803884	25.40%	0
2012	8.240986	9.412764	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.370475	14.945458	11.78%	21,627
2012	12.403452	13.370475	7.80%	6,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.103894	11.471621	3.31%	0
2012	10.713198	11.103894	3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.649769	6.50%	12,079
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.738158	7.38%	61,824
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.459857	12.022210	14.94%	3,114
2012	9.578494	10.459857	9.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.917883	11.961318	20.60%	0
2012	8.846802	9.917883	12.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.935865	11.908384	8.89%	830
2012	10.271345	10.935865	6.47%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	23.006518	28.342424	23.19%	22,560
2012	19.609258	23.006518	17.32%	4,404
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.830504	18.060734	21.78%	9,261
2012	13.481162	14.830504	10.01%	4,036
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.893064	12.427899	-3.61%	4,077
2012	12.380937	12.893064	4.14%	1,722
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.219284	21.318833	31.44%	37,609
2012	13.891147	16.219284	16.76%	18,414
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.676551	17.451971	27.61%	2,015
2012	12.274887	13.676551	11.42%	2,150
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.803363	13.588234	25.78%	12,768
2012	10.824965	10.803363	-0.20%	1,830
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.307905	10.325141	0.17%	4,531
2012	9.839798	10.307905	4.76%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.391620	13.151303	6.13%	2,606
2012	12.354431	12.391620	0.30%	1,213
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.441612	18.058082	34.34%	24,988
2012	12.110323	13.441612	10.99%	19,573
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.288539	19.895541	8.79%	20,673
2012	15.658270	18.288539	16.80%	1,395
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.936569	17.138817	22.98%	12,881
2012	12.491691	13.936569	11.57%	13,694
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.958996	17.558693	17.38%	3,432
2012	12.871437	14.958996	16.22%	2,908

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.287642	10.073701	-2.08%	6,212
2012	10.109149	10.287642	1.77%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.193732	21.978640	54.85%	3,949
2012	12.891142	14.193732	10.10%	3,585
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.237411	22.050877	27.92%	16,902
2012	15.418643	17.237411	11.80%	7,168
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.112701	9.957947	-1.53%	0
2012	10.270293	10.112701	-1.53%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.821184	13.543786	25.16%	7,137
2012	9.798091	10.821184	10.44%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.993295	12.418858	12.97%	15,230
2012	10.441137	10.993295	5.29%	5,150
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.704542	7.05%	81,174
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.803901	12.852447	18.96%	120,110
2012	10.019447	10.803901	7.83%	26,198
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.785922	7.86%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	11.052945	13.473128	21.90%	0
2012	10.131608	11.052945	9.09%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.579171	5.79%	12,019
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.069075	12.827217	15.88%	12,207
2012	10.371427	11.069075	6.73%	12,233
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.586365	16.513804	-0.44%	4,207
2012	14.312311	16.586365	15.89%	3,223

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.216639	29.586806	53.96%	21,329
2012	15.270105	19.216639	25.84%	4,362
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.572544	17.744857	41.14%	11,391
2012	12.143784	12.572544	3.53%	2,747
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.843507	18.198716	31.46%	447
2012	11.853305	13.843507	16.79%	139
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.951866	17.257066	33.24%	7,786
2012	11.066744	12.951866	17.03%	387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.358717	11.724203	25.28%	0
2012	8.202013	9.358717	14.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.040180	11.394224	3.21%	0
2012	10.662562	11.040180	3.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.399843	11.941096	14.82%	0
2012	9.533233	10.399843	9.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.860931	11.880578	20.48%	0
2012	8.804956	9.860931	11.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.873134	11.828065	8.78%	0
2012	10.222821	10.873134	6.36%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	22.903534	28.201230	23.13%	42,568
2012	19.531415	22.903534	17.27%	4,779
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.764116	17.970769	21.72%	50,196
2012	13.427649	14.764116	9.95%	37,399
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.835306	12.365937	-3.66%	30,863
2012	12.331752	12.835306	4.08%	7,488
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.146696	21.212649	31.37%	35,979
2012	13.836018	16.146696	16.70%	3,149
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.615323	17.365025	27.54%	661
2012	12.226153	13.615323	11.36%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.766806	13.535373	25.71%	1,543
2012	10.793830	10.766806	-0.25%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.299194	10.311178	0.12%	13,288
2012	9.836485	10.299194	4.70%	394
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.343940	13.094043	6.08%	5,945
2012	12.313161	12.343940	0.25%	2,123
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.381432	17.968113	34.28%	58,842
2012	12.062239	13.381432	10.94%	11,925
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.206672	19.796423	8.73%	17,225
2012	15.596106	18.206672	16.74%	6,821
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.874174	17.053416	22.91%	8,586
2012	12.442095	13.874174	11.51%	2,738
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.892044	17.471243	17.32%	8,715
2012	12.820352	14.892044	16.16%	1,035

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.278953	10.060089	-2.13%	19,384
2012	10.105751	10.278953	1.71%	6,761
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.130153	21.869078	54.77%	6,201
2012	12.839942	14.130153	10.05%	3,666
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.171084	21.954894	27.86%	8,626
2012	15.367136	17.171084	11.74%	4,040
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.066567	9.907487	-1.58%	16,577
2012	10.228653	10.066567	-1.58%	13,302
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.794620	13.503686	25.10%	28,753
2012	9.779013	10.794620	10.39%	16,002
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.966338	12.382112	12.91%	12,887
2012	10.420839	10.966338	5.23%	4,688
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.702444	7.02%	9,959
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.777381	12.814384	18.90%	194,486
2012	9.999933	10.777381	7.77%	36,827
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.783806	7.84%	49,981
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	11.025807	13.433215	21.83%	78,959
2012	10.111881	11.025807	9.04%	41,145
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.577093	5.77%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.041923	12.789263	15.82%	38,982
2012	10.351253	11.041923	6.67%	4,684
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.515598	16.435000	-0.49%	8,722
2012	14.258505	16.515598	15.83%	3,719

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.130627	29.439428	53.89%	24,100
2012	15.209494	19.130627	25.78%	1,791
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.516210	17.656390	41.07%	26,769
2012	12.095532	12.516210	3.48%	2,668
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.781516	18.108033	31.39%	5,310
2012	11.806236	13.781516	16.73%	298
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.893890	17.171096	33.17%	19,865
2012	11.022812	12.893890	16.97%	486
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.331788	11.684540	25.21%	0
2012	8.182579	9.331788	14.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.296005	14.839596	11.61%	35,261
2012	12.353220	13.296005	7.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.008438	11.355685	3.15%	0
2012	10.637332	11.008438	3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.369950	11.900742	14.76%	0
2012	9.510664	10.369950	9.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.832588	11.840411	20.42%	0
2012	8.784124	9.832588	11.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.841858	11.788049	8.73%	3,702
2012	10.198611	10.841858	6.31%	3,706

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	22.800991	28.060731	23.07%	2,625
2012	19.453883	22.800991	17.21%	1,127
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.697983	17.881190	21.66%	1,781
2012	13.374323	14.697983	9.90%	680
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.777845	12.304324	-3.71%	1,811
2012	12.282805	12.777845	4.03%	1,539
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.074339	21.106861	31.31%	387
2012	13.781031	16.074339	16.64%	437
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.554327	17.278453	27.48%	0
2012	12.177591	13.554327	11.31%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.730355	13.482698	25.65%	306
2012	10.762772	10.730355	-0.30%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.290468	10.297206	0.07%	5,954
2012	9.833166	10.290468	4.65%	966
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.296424	13.037011	6.02%	0
2012	12.272020	12.296424	0.20%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.321463	17.878504	34.21%	0
2012	12.014313	13.321463	10.88%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.125170	19.697793	8.68%	1,895
2012	15.534200	18.125170	16.68%	552
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.812003	16.968383	22.85%	0
2012	12.392652	13.812003	11.45%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.825306	17.384124	17.26%	0
2012	12.769396	14.825306	16.10%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.270259	10.046472	-2.18%	0
2012	10.102344	10.270259	1.66%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.066820	21.760026	54.69%	551
2012	12.788908	14.066820	9.99%	216
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.105044	21.859342	27.79%	654
2012	15.315844	17.105044	11.68%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	10.020625	9.857258	-1.63%	0
2012	10.187163	10.020625	-1.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.768128	13.463704	25.03%	0
2012	9.759976	10.768128	10.33%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.939403	12.345437	12.85%	0
2012	10.400542	10.939403	5.18%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.700350	7.00%	28,503
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.750923	12.776437	18.84%	0
2012	9.980466	10.750923	7.72%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.781689	7.82%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.998746	13.393456	21.77%	0
2012	10.092203	10.998746	8.98%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.575020	5.75%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	11.014795	12.751359	15.77%	0
2012	10.331088	11.014795	6.62%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.445147	16.356576	-0.54%	1,916
2012	14.204912	16.445147	15.77%	620

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	19.044929	29.292691	53.81%	412
2012	15.149078	19.044929	25.72%	266
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.460132	17.568369	41.00%	0
2012	12.047479	12.460132	3.43%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.719767	18.017746	31.33%	457
2012	11.759326	13.719767	16.67%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.836129	17.085497	33.10%	0
2012	10.979032	12.836129	16.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.304922	11.644985	25.15%	0
2012	8.163180	9.304922	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.976776	11.317277	3.10%	0
2012	10.612139	10.976776	3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.340095	11.860449	14.70%	0
2012	9.488123	10.340095	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.804304	11.800356	20.36%	0
2012	8.763311	9.804304	11.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.810677	11.748178	8.67%	0
2012	10.174457	10.810677	6.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	22.698821	27.920790	23.01%	62,357
2012	19.376587	22.698821	17.15%	22,596
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.632120	17.792008	21.60%	17,684
2012	13.321175	14.632120	9.84%	7,606
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.720584	12.242956	-3.75%	26,039
2012	12.233999	12.720584	3.98%	13,749
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	16.002304	21.001605	31.24%	57,291
2012	13.726265	16.002304	16.58%	26,094
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.493546	17.192233	27.41%	5,117
2012	12.129156	13.493546	11.25%	352
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.693989	13.430179	25.59%	7,256
2012	10.731773	10.693989	-0.35%	419
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.281762	10.283264	0.01%	20,165
2012	9.829856	10.281762	4.60%	3,003
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.249033	12.980153	5.97%	14,143
2012	12.230970	12.249033	0.15%	11,215
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.261732	17.789295	34.14%	17,381
2012	11.966540	13.261732	10.82%	6,439
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	18.043936	19.599534	8.62%	60,994
2012	15.472469	18.043936	16.62%	23,550
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.750092	16.883754	22.79%	14,044
2012	12.343398	13.750092	11.40%	5,579
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.758854	17.297402	17.20%	20,623
2012	12.718636	14.758854	16.04%	4,570

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.261549	10.032853	-2.23%	15,179
2012	10.098934	10.261549	1.61%	5,889
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	14.003756	21.651467	54.61%	8,981
2012	12.738057	14.003756	9.94%	632
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	17.039202	21.764143	27.73%	12,823
2012	15.264667	17.039202	11.63%	3,108
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.974874	9.807257	-1.68%	281
2012	10.145819	9.974874	-1.68%	149
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.741678	13.423805	24.97%	2,326
2012	9.740965	10.741678	10.27%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.912553	12.308857	12.80%	16,129
2012	10.380307	10.912553	5.13%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.698239	6.98%	29,258
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.724538	12.738613	18.78%	104,668
2012	9.961053	10.724538	7.66%	9,714
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.779577	7.80%	1,919
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.971718	13.353761	21.71%	33,618
2012	10.072539	10.971718	8.93%	7,661
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.572944	5.73%	27,208
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.987757	12.713590	15.71%	70,178
2012	10.310988	10.987757	6.56%	16,546
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.374889	16.278411	-0.59%	11,793
2012	14.151433	16.374889	15.71%	3,831

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.959566	29.146586	53.73%	35,715
2012	15.088867	18.959566	25.65%	13,805
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.404255	17.480697	40.93%	13,061
2012	11.999573	12.404255	3.37%	5,570
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.658275	17.927879	31.26%	1,807
2012	11.712577	13.658275	16.61%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.778589	17.000267	33.04%	7,636
2012	10.935386	12.778589	16.86%	2,504
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.278124	11.605549	25.09%	9,196
2012	8.143812	9.278124	13.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.246513	14.769342	11.50%	35,002
2012	12.319785	13.246513	7.52%	1,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.277565	16.770944	17.46%	18,328
2012	12.939906	14.277565	10.34%	1,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.945165	11.278952	3.05%	0
2012	10.586969	10.945165	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.310334	11.820308	14.65%	984
2012	9.465635	10.310334	8.92%	1,012
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.776066	11.760383	20.30%	0
2012	8.742529	9.776066	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.779550	11.708389	8.62%	3,595
2012	10.150334	10.779550	6.20%	962

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	22.495737	27.642848	22.88%	21,160
2012	19.222816	22.495737	17.03%	8,030
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.501183	17.614871	21.47%	13,710
2012	13.215443	14.501183	9.73%	2,193
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.606768	12.121067	-3.85%	13,693
2012	12.136901	12.606768	3.87%	7,557
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	15.859090	20.792481	31.11%	23,169
2012	13.617307	15.859090	16.46%	9,689
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.372775	17.021019	27.28%	11,352
2012	12.032871	13.372775	11.14%	3,940
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.621590	13.325692	25.46%	16,686
2012	10.670000	10.621590	-0.45%	7,007
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.264333	10.255395	-0.09%	11,168
2012	9.823217	10.264333	4.49%	5,520
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.154801	12.867191	5.86%	8,169
2012	12.149259	12.154801	0.05%	6,484
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.143081	17.612216	34.00%	1,229
2012	11.871578	13.143081	10.71%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	17.882485	19.404430	8.51%	14,619
2012	15.349668	17.882485	16.50%	4,957
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.627005	16.715612	22.67%	8,476
2012	12.245392	13.627005	11.28%	739
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.626794	17.125198	17.08%	5,087
2012	12.617690	14.626794	15.92%	1,435

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.244175	10.005667	-2.33%	1,847
2012	10.092123	10.244175	1.51%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	13.878378	21.435824	54.45%	8,770
2012	12.636899	13.878378	9.82%	1,451
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	16.908213	21.574873	27.60%	15,058
2012	15.162773	16.908213	11.51%	295
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.883913	9.707944	-1.78%	0
2012	10.063570	9.883913	-1.79%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.688925	13.344305	24.84%	494
2012	9.703020	10.688925	10.16%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.858961	12.235958	12.68%	10,523
2012	10.339872	10.858961	5.02%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.694038	6.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.671866	12.663152	18.66%	3,362
2012	9.922244	10.671866	7.55%	3,508
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.775343	7.75%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.917838	13.274672	21.59%	39,424
2012	10.033309	10.917838	8.82%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.568792	5.69%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.933791	12.638285	15.59%	24,491
2012	10.270811	10.933791	6.45%	10,542
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.235231	16.123155	-0.69%	6,883
2012	14.045059	16.235231	15.59%	1,314

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.789875	28.856377	53.57%	19,711
2012	14.969078	18.789875	25.52%	2,848
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.293193	17.306572	40.78%	10,386
2012	11.904282	12.293193	3.27%	4,416
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.535998	17.749329	31.13%	8,185
2012	11.619568	13.535998	16.49%	2,348
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.664179	16.830949	32.90%	7,563
2012	10.848533	12.664179	16.74%	1,622
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.224742	11.527033	24.96%	0
2012	8.105218	9.224742	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.197182	14.699388	11.38%	3,634
2012	12.286428	13.197182	7.41%	3,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.882226	11.202687	2.94%	0
2012	10.536836	10.882226	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.250989	11.740307	14.53%	0
2012	9.420763	10.250989	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.719804	11.680820	20.18%	0
2012	8.701080	9.719804	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.717541	11.629195	8.51%	425
2012	10.102245	10.717541	6.09%	1,422

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	22.294267	27.367401	22.76%	2,431
2012	19.070120	22.294267	16.91%	2,443
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.371295	17.439328	21.35%	729
2012	13.110445	14.371295	9.62%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.493839	12.000245	-3.95%	0
2012	12.040485	12.493839	3.77%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	15.717003	20.585230	30.97%	0
2012	13.509086	15.717003	16.34%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.252986	16.851404	27.15%	0
2012	11.937264	13.252986	11.02%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.549636	13.221947	25.33%	0
2012	10.608544	10.549636	-0.56%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.061214	12.755113	5.75%	5,030
2012	12.068050	12.061214	-0.06%	2,456
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	13.025300	17.436617	33.87%	1,233
2012	11.777201	13.025300	10.60%	1,330
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	17.722368	19.211098	8.40%	4,266
2012	15.227755	17.722368	16.38%	3,982
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.504900	16.548968	22.54%	0
2012	12.148058	13.504900	11.17%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.495708	16.954457	16.96%	0
2012	12.517393	14.495708	15.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	13.753981	21.222082	54.30%	4,864
2012	12.536429	13.753981	9.71%	2,699
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	16.778015	21.386957	27.47%	4,530
2012	15.061395	16.778015	11.40%	3,184
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.793689	9.609534	-1.88%	0
2012	9.981900	9.793689	-1.89%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.636378	13.265182	24.72%	2,652
2012	9.665186	10.636378	10.05%	2,743
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.805607	12.163442	12.57%	0
2012	10.299577	10.805607	4.91%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.689834	6.90%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.619416	12.588087	18.54%	0
2012	9.883573	10.619416	7.45%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.771097	7.71%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.864175	13.195977	21.46%	0
2012	9.994186	10.864175	8.70%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.564635	5.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.880075	12.563393	15.47%	0
2012	10.230796	10.880075	6.35%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.096618	15.969213	-0.79%	2,719
2012	13.939367	16.096618	15.48%	2,329

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.621533	28.568756	53.42%	0
2012	14.850107	18.621533	25.40%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.183026	17.134032	40.64%	3,907
2012	11.809646	12.183026	3.16%	4,005
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.414672	17.572321	30.99%	0
2012	11.527177	13.414672	16.37%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.550697	16.663165	32.77%	0
2012	10.762309	12.550697	16.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.171607	11.448977	24.83%	0
2012	8.066766	9.171607	13.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.819547	11.126826	2.84%	0
2012	10.486853	10.819547	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.191969	11.660840	14.41%	0
2012	9.376088	10.191969	8.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.663808	11.601702	20.05%	0
2012	8.659796	9.663808	11.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.655842	11.550485	8.40%	0
2012	10.054350	10.655842	5.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	22.194124	27.230597	22.69%	0
2012	18.994162	22.194124	16.85%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.306669	17.352060	21.29%	0
2012	13.058173	14.306669	9.56%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.437728	11.940274	-4.00%	0
2012	11.992524	12.437728	3.71%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	15.646407	20.482322	30.91%	0
2012	13.455276	15.646407	16.28%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.193439	16.767145	27.09%	0
2012	11.889700	13.193439	10.97%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	12.014652	12.699387	5.70%	0
2012	12.027603	12.014652	-0.11%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	12.966784	17.349450	33.80%	0
2012	11.730286	12.966784	10.54%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	17.642774	19.115078	8.35%	0
2012	15.167126	17.642774	16.32%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.444219	16.466220	22.48%	0
2012	12.099654	13.444219	11.11%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.430550	16.869647	16.90%	0
2012	12.467498	14.430550	15.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.218116	9.964972	-2.48%	0
2012	10.081901	10.218116	1.35%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	13.692150	21.115930	54.22%	0
2012	12.486455	13.692150	9.66%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	16.713295	21.293609	27.41%	0
2012	15.010965	16.713295	11.34%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.748861	9.560677	-1.93%	0
2012	9.941285	9.748861	-1.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.610184	13.225779	24.65%	0
2012	9.646314	10.610184	9.99%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.778993	12.127317	12.51%	0
2012	10.279456	10.778993	4.86%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.687735	6.88%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.593273	12.550707	18.48%	0
2012	9.864274	10.593273	7.39%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.768984	7.69%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.837423	13.156779	21.40%	0
2012	9.974668	10.837423	8.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.562556	5.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.853245	12.526026	15.41%	0
2012	10.210796	10.853245	6.29%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	16.027693	15.892721	-0.84%	0
2012	13.886771	16.027693	15.42%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.537850	28.425904	53.34%	544
2012	14.790932	18.537850	25.33%	546
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.128271	17.048337	40.57%	0
2012	11.762586	12.128271	3.11%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.354372	17.484425	30.93%	0
2012	11.481233	13.354372	16.31%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.494276	16.579803	32.70%	0
2012	10.719401	12.494276	16.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.145135	11.410131	24.77%	0
2012	8.047596	9.145135	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.788312	11.089040	2.79%	0
2012	10.461923	10.788312	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.162555	11.621254	14.35%	0
2012	9.353805	10.162555	8.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.635953	11.562375	19.99%	0
2012	8.639245	9.635953	11.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.625068	11.511261	8.34%	0
2012	10.030447	10.625068	5.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	21.995051	26.958851	22.57%	4,763
2012	18.843042	21.995051	16.73%	2,535
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.178322	17.178869	21.16%	5,159
2012	12.954267	14.178322	9.45%	3,751
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.326150	11.821092	-4.10%	1,778
2012	11.897106	12.326150	3.61%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	15.506008	20.277847	30.77%	1,214
2012	13.348183	15.506008	16.17%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.075050	16.599744	26.96%	1,246
2012	11.795065	13.075050	10.85%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.442466	13.067622	25.14%	1,065
2012	10.516905	10.442466	-0.71%	1,023
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.220863	10.185969	-0.34%	1,657
2012	9.806641	10.220863	4.22%	693
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	11.921974	12.588582	5.59%	256
2012	11.947054	11.921974	-0.21%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	12.850399	17.176208	33.66%	0
2012	11.636899	12.850399	10.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	17.484499	18.924285	8.23%	10,383
2012	15.046434	17.484499	16.20%	5,172
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.323575	16.301838	22.35%	4,451
2012	12.003344	13.323575	11.00%	2,776
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.301068	16.701243	16.78%	2,944
2012	12.368269	14.301068	15.63%	2,558

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.200763	9.937907	-2.58%	753
2012	10.075078	10.200763	1.25%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	13.569268	20.905114	54.06%	0
2012	12.387058	13.569268	9.54%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	16.584441	21.107907	27.28%	1,626
2012	14.910481	16.584441	11.23%	1,097
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.659748	9.463618	-2.03%	210
2012	9.860495	9.659748	-2.04%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.557948	13.147248	24.52%	0
2012	9.608647	10.557948	9.88%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.725952	12.055329	12.39%	0
2012	10.239343	10.725952	4.75%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.683520	6.84%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.541116	12.476175	18.36%	15,610
2012	9.825757	10.541116	7.28%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.764749	7.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.784056	13.078639	21.28%	0
2012	9.935712	10.784056	8.54%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.558398	5.58%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.799857	12.451707	15.30%	18,764
2012	10.170949	10.799857	6.18%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	15.890708	15.740828	-0.94%	273
2012	13.782165	15.890708	15.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.371491	28.142111	53.18%	1,905
2012	14.673191	18.371491	25.20%	992
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	12.019405	16.878106	40.42%	1,650
2012	11.668937	12.019405	3.00%	1,430
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.234520	17.309862	30.79%	186
2012	11.389840	13.234520	16.20%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.382182	16.414311	32.56%	2,451
2012	10.634100	12.382182	16.44%	1,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.092355	11.332703	24.64%	0
2012	8.009338	9.092355	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.726129	11.013879	2.68%	0
2012	10.412271	10.726129	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.103924	11.542434	14.24%	0
2012	9.309357	10.103924	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.580336	11.483915	19.87%	0
2012	8.598172	9.580336	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.563793	11.433202	8.23%	0
2012	9.982804	10.563793	5.82%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	21.896095	26.823871	22.51%	0
2012	18.767874	21.896095	16.67%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.114532	17.092862	21.10%	0
2012	12.902578	14.114532	9.39%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.270689	11.761885	-4.15%	0
2012	11.849640	12.270689	3.55%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	15.436208	20.176252	30.71%	0
2012	13.294895	15.436208	16.11%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	13.016172	16.516561	26.89%	0
2012	11.747959	13.016172	10.80%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.406958	13.016543	25.08%	0
2012	10.486508	10.406958	-0.76%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	11.875846	12.533456	5.54%	0
2012	11.906926	11.875846	-0.26%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	12.792567	17.090180	33.59%	0
2012	11.590461	12.792567	10.37%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	17.405849	18.829538	8.18%	0
2012	14.986419	17.405849	16.14%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.263583	16.220154	22.29%	0
2012	11.955422	13.263583	10.94%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.236730	16.617628	16.72%	0
2012	12.318918	14.236730	15.57%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	13.508193	20.800411	53.98%	0
2012	12.337618	13.508193	9.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.615461	9.415418	-2.08%	0
2012	9.820318	9.615461	-2.09%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.531917	13.108155	24.46%	0
2012	9.589851	10.531917	9.82%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.699473	12.019427	12.34%	0
2012	10.219295	10.699473	4.70%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.681426	6.81%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.515115	12.439049	18.30%	0
2012	9.806532	10.515115	7.23%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.762618	7.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.757461	13.039734	21.22%	0
2012	9.916287	10.757461	8.48%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.556307	5.56%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.773209	12.414641	15.24%	0
2012	10.151053	10.773209	6.13%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	15.822571	15.665326	-0.99%	0
2012	13.730088	15.822571	15.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.288820	28.001192	53.11%	0
2012	14.614640	18.288820	25.14%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	11.965285	16.793543	40.35%	0
2012	11.622345	11.965285	2.95%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.174975	17.223187	30.73%	0
2012	11.344386	13.174975	16.14%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.326441	16.332088	32.50%	0
2012	10.591647	12.326441	16.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.066081	11.294190	24.58%	0
2012	7.990266	9.066081	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.695095	10.976410	2.63%	0
2012	10.387468	10.695095	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.074741	11.503214	14.18%	0
2012	9.287212	10.074741	8.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.552645	11.444886	19.81%	0
2012	8.577705	9.552645	11.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.533240	11.394315	8.17%	0
2012	9.959034	10.533240	5.77%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	21.797579	26.689546	22.44%	7,251
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2013	14.050975	17.007199	21.04%	5,966
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2013	12.215446	11.702956	-4.20%	618
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2013	15.366717	20.075177	30.64%	5,953
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2013	12.957543	16.433782	26.83%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2013	10.371526	12.965608	25.01%	3,232
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2013	10.203491	10.158275	-0.44%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2013	11.829931	12.478628	5.48%	1,637
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2013	12.734958	17.004535	33.53%	6,084
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	17.327477	18.735201	8.12%	5,464
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2013	13.203872	16.138886	22.23%	6,389
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2013	14.172617	16.534342	16.66%	4,072
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2013	10.183438	9.910901	-2.68%	7,549
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2013	13.447361	20.696173	53.91%	401

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	16.456449	20.923638	27.15%	2,886
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2013	9.571345	9.367441	-2.13%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2013	10.505933	13.069136	24.40%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2013	10.673086	11.983671	12.28%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility - Q/NQ
2013*	10.000000	10.679311	6.79%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2013	10.489156	12.402019	18.24%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility - Q/NQ
2013*	10.000000	10.760505	7.61%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2013	10.730909	13.000906	21.15%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility - Q/NQ
2013*	10.000000	10.554233	5.54%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2013	10.746644	12.377709	15.18%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2013	15.754670	15.590134	-1.04%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2013	18.206509	27.860953	53.03%	2,435
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2013	11.911433	16.709436	40.28%	2,619
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2013	13.115604	17.136827	30.66%	2,042
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2013	12.270940	16.250250	32.43%	5,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.039861	11.255772	24.51%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.025523	14.456487	10.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.039375	16.415705	16.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.664189	10.939091	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.599161	5.99%	6,380
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.045602	11.464102	14.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	9.525000	11.405929	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.502793	11.355582	8.12%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-12:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with Pre-Effective Amendment No. 1 on March 15, 2012 (File No. 333-178057) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on March 15, 2012 (File No. 333-178057) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements –
The following Fund Participation Agreement was previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 (333-140608) under Exhibit 26(h), and is hereby incorporated by reference.

(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
The following Fund Participation Agreement was previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 (333-137202) under Exhibit (h), and is hereby incorporated by reference.
(2)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with initial registration statement (File No. 333-178057) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 552 and 618 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Accumulative Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Asset Strategy Fund	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Bond Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Government Securities Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors International Growth Fund	Ivy Funds VIP International Growth Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP Money Market Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Pathfinder Aggressive Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Pathfinder Conservative Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
InvestEd Portfolios	Ivy Funds VIP Pathfinder Moderate Portfolio
InvestEd Conservative Portfolio	Ivy Funds VIP Pathfinder Moderate – Managed Volatility
InvestEd Balanced Portfolio	Ivy Funds VIP Pathfinder Moderately Aggressive – Managed Volatility
InvestEd Growth Portfolio	Ivy Funds VIP Pathfinder Moderately Conservative – Managed Volatility
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Kenneth M. Cherrier	Senior Vice President and Chief Supervisory Officer

Wendy J. Hills	Senior Vice President. General Counsel, and Secretary
Brent K. Bloss	Director, Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on July 2, 2014.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on July 2, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact